Net Loss Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

Note 10: Net Loss Per Share

Basic and diluted net loss per share is computed using the weighted average number of shares of common stock outstanding during the period. Equivalent common shares, consisting of stock options and warrants which amounted to 14,574,557 and 2,763,020 shares for the nine months ended September 30, 2024 and 2023, respectively, are excluded from the calculation of diluted net loss per share since their effect is anti-dilutive.